Property and Equipment	6 Months Ended
Jun. 30, 2022
Property And Equipment
Property and Equipment

7. Property and Equipment

	Right-of-use asset	Leasehold improvements	Other equipment	Furniture	Total
December 31, 2020	$39,809	$68,255	$20,193	$-	$128,257
Additions	-	-	180,739	-	180,739
Depreciation	(6,920)	(12,355)	(12,493)	-	(31,768)
Disposals	-	-	(65,016)	-	(65,016)
Foreign currency translation change	(15,504)	(32,559)	(17,015)	-	(65,078)
December 31, 2021	$17,385	$23,341	$106,408	$-	$147,134
Additions	-	17,588	136,786	5,629	160,003
Depreciation	(2,438)	(2,796)	(38,609)	(133)	(43,976)
Foreign currency translation change	(4,147)	(684)	(11,133)	2,774	(13,190)
June 30, 2022	$10,800	$37,449	$193,452	$8,270	$249,971